Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 97,799	$ 100,359
Restricted cash	4,493	4,337
Accounts receivable, net of allowance of $19,700 (December 31, 2010 - $18,752)	286,019	262,654
Income tax recoverable	9,661	7,211
Inventories (note 7)	11,831	9,140
Prepaid expenses and other current assets	23,874	23,036
Deferred income tax (note 16)	16,527	12,893
	450,204	419,630
Other receivables	6,684	8,452
Other assets (note 8)	10,344	19,352
Fixed assets (note 9)	94,150	86,134
Deferred income tax (note 16)	87,940	22,922
Intangible assets (note 10)	188,909	193,194
Goodwill (note 11)	395,487	379,857
	783,514	709,911
	1,233,718	1,129,541
Current liabilities
Accounts payable	82,114	72,263
Accrued liabilities (note 7)	272,106	273,894
Income tax payable	3,214	3,261
Unearned revenues	19,448	22,143
Long-term debt - current (note 12)	216,373	39,249
Deferred income tax (note 16)	995	1,094
	594,250	411,904
Long-term debt - non-current (note 12)	100,042	201,491
Convertible debentures (note 12)	77,000	77,000
Contingent acquisition consideration	10,166	12,088
Other liabilities	29,077	20,277
Deferred income tax (note 16)	38,160	33,175
	254,445	344,031
Non-controlling interests (note 13)	141,404	174,358
Shareholders' equity
Preferred shares (note 14)	140,561	144,307
Common shares (note 14)	110,821	106,473
Contributed surplus	27,970	26,782
Deficit	(63,958)	(110,553)
Accumulated other comprehensive earnings	28,225	32,239
	243,619	199,248
	1,233,718	1,129,541
Commitments and contingencies (notes 14 and 21)